Other financial information	6 Months Ended
Jun. 30, 2024
Other financial information
Other financial information

Note 6.    Other financial information

6.1Commitments related to operational activities

Obligations under the terms of subcontracting agreements

In the ordinary course of its business, the Company enters into agreements with CROs for clinical trials, as well as with contract manufacturing organizations (“CMOs”) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Company’s agreements generally provide for termination with specified periods of advance notice.

Such agreements are generally cancellable contracts and are not included in the description of the Company’s contractual obligations and commitments.

Commitments given and received

In thousands of euros	June 30, 2024	December 31, 2023
CRO[1]	175,461	183,366
CMO	6,846	5,733
Lease	7,592	8,595
Others	20,361	23,442
Total commitments given	210,261	221,136
Agreements concerning the provision of facilities	296	260
Total commitments received	296	260
[1]	Including CRO with Pharmaceutical Research Associates B.V.

CRO Contract with Pharmaceutical Research Associates Group B.V.

In April 2021, in connection with the NATiV3 Phase III trial in MASH/NASH, the Company entered into an agreement, with retroactive effect in January 2021, with PRA, acting as a CRO. The contract aims to support the regulatory approval of lanifibranor in adult patients in Europe and in the United States.

The Company also entered into a CRO agreement with PRA in connection with the LEGEND Phase IIa clinical trial, effective January 14, 2022. Under the terms of the agreement, PRA will conduct a clinical trial to evaluate the benefit for patients of the combination of lanifibranor with empagliflozin, an SGLT2 inhibitor, in patients with T2D and non-cirrhotic MASH/NASH. The commitment to PRA under this agreement amounts to an aggregate of €13.3 million.

On June 26, 2023, in connection with the NATiV3 Phase III trial in MASH/NASH, the Company entered into a new amendment to the April 2021 agreement with retroactive effect in January 2021 with PRA. The amendment updates the provisions relating to study information following changes to the trial protocol. In June 2024, the Company entered into a new amendment, the new commitment amount to PRA is €254.3, with a bonus or malus will decrease from €3.4 million to €0.7 million in 2026. The commitment also includes €20.2 million to be paid by CTTQ.

As of June 30, 2024, the amount remaining to be paid under the contract is €158.6 million.

6.2.Related-party transactions

No other new material transactions were entered into with related parties of the Company during the first six months of 2024.

6.3Financial risk management

Through its business activities, the Company is exposed to various types of financial risk: foreign exchange risk, credit risk and liquidity risk.

The financial risks are those described in the financial statements prepared in accordance with IFRS for the year ended December 31, 2023, as updated for risks regarding liquidity which are described in the Note 3.4 — Going Concern.

6.4Events after the reporting date

Update on NATiV3 clinical program evaluating lanifibranor in patients with MASH/NASH.

On July 5, 2024, the Company provided an update on its NATiV3 clinical program evaluating lanifibranor in patients with MASH/NASH. Recruitment in NATiV3 clinical trial continues in both cohorts with over 80% of the targeted number of patients enrolled in the main cohort and 100% in the exploratory cohort of NATiV3.

The first visit of the last patient of NATiV3 is anticipated to occur during the fourth quarter of 2024, and topline results are expected at the beginning of the second half of 2026. The Company’s patent portfolio strengthened with new a patent secured in Japan that that provides intellectual property rights on protects the potential use of lanifibranor for the treatment of patients with cirrhosis until 2039, excluding any potential patent term adjustments or extensions that may provide additional protection until 2043.

Issuance of royalty certificates

On July 18, 2024, the Company announced the issuance of 201 royalty certificates (the “2024 Royalty Certificates”) for aggregate gross proceeds of approximately €20.1 million. The 2024 Royalty Certificates will provide the holders thereof with the right to an annual payment of royalties equal to 3% of the future net sales, if any, of lanifibranor beginning on the fiscal year following the start of the sales of lanifibranor following the granting of the market authorization for lanifibranor in (i) the United States of America, (ii) the countries of the European Union or (iii) the United Kingdom, whichever occurs the first, if at all. The 2024 Royalty Certificates have a term of 14 years following the date of issue.

Approving of patent application

On July 25, 2024 the Company announced that the Japan Patent Office (“JPO”) approved Inventiva’s patent application No. JP 2019-203498, protecting the use of lanifibranor for the treatment of patients with cirrhosis. This new patent will be valid until November 8, 2039, excluding any potential patent term adjustments or extensions that may provide additional protection.

Financing in three tranches for a maximum amount of €348 million

The Company announced the following financing on 14 October 2024 structured in three tranches:

(i) the issuance , through a capital increase without preferential subscription rights reserved to a specific category of beneficiaries (“à catégorie de personnes”), of new ordinary shares at a gross value, including issuance premium, of €94.1 million through the issuance of 34,600,507 new ordinary shares, par value €0.01 per share (each, a “T1 New Shares”), and 35,399,481  prefunded warrants to subscribe for shares in the Company at a price outstanding of €0.01 per new ordinary share, each giving the right, in the event of exercise, to one new ordinary share (the “T1 BSAs”);

(ii) the issuance, in a second phase, as part of a new capital increase without preferential subscription rights reserved to certain identified investors (“à personne dénommée”), of new ordinary shares, par value €0.01 per share or of prefunded warrants to subscribe for ordinary shares of the Company (each, a “T1bis New Shares”), for a total amount of €21.4  million (excluding exercise of pre-funded warrants);

(iii) the issuance, in a third phase, as part of a new capital increase without preferential subscription rights reserved to certain identified investors (“à personne dénommée”) subject to operational conditions to be met and the adoption of the necessary resolutions by the Shareholders' Meeting to be held before December 16, 2024, (or prefunded warrants) to which share warrants (the “ABSAs”) are attached for a total amount of €116,000,000. Each ABSA will consist of a number of new ordinary shares with a par value of €0.01 (or pre-funded warrants) to be determined by the Company's Board of Directors (each, a “T2 New Share”) to which will be attached a number warrants exercisable at an exercise price of €1.50 (each, a “T3 BSA”) allowing the subscription of a number of new ordinary shares of the Company for a maximum total amount of €116,000,000.

The subscription agreements for the T1 New Shares and the T1 BSA were signed on October 11, 2024, and the settlement-delivery of the T1 New Shares and the T1 BSA is expected to take place on October 17, 2024, subject to the absence of any material adverse event between the signing of the agreements and the settlement-delivery of the T1 New Shares and the T1 BSA.

Amendment to the exclusive license and collaboration agreement with CTTQ

On October 11, 2024, the Company has entered into an amendment (the “Amendment”) to the exclusive license and collaboration agreement with Chia Tai Tianqing Pharmaceutical Group, Co., Ltd (“CTTQ”), dated September 21, 2022, as amended. Under the Amendment, if the Company receives subscription commitments, before December 31, 2024, from investors to subscribe to a fundraising, in two or three tranches, for a total gross amount of at least €180,000,000 (the “Fund Raising”), CTTQ shall pay to the Company (i) $10,000,000 within 30 days of settlement-delivery of the T1 New Shares and T1 Warrants in the event of the issuance of the first tranche of the Fund Raising to be paid by CTTQ, (ii) $10,000,000 in the event of the issuance of the second tranche of the Fund Raising, and (iii) $10,000,000 upon publication by the Company of the pivotal data announcing that the primary endpoint or one of the two key secondary endpoints of NATiV3, with one of the dosing regimens tested in the trial, have been met. Under the terms of the Amendment, the total amount of potential clinical, regulatory and commercial milestone payments remains unchanged, while the royalties that Inventiva is likely to receive have been reduced to a low figure.